Expense Example - Harbor Active Commodity ETF - NONE or SAME	May 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	$ 296